4. NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Notes payable outstanding	$ 0	$ 390,000
Repayments of notes payable, principal portion	523,422	217,000
12% Notes Payable
Notes payable outstanding	0
Repayments of notes payable	559,626
Repayments of notes payable, principal portion	185,000
Repayments of notes payable, accrued interest portion	374,626
10% Notes Payable
Notes payable outstanding	0
Repayments of notes payable	11,750
Repayments of notes payable, principal portion	5,000
Repayments of notes payable, accrued interest portion	$ 6,750
Directors Notes
Notes payable outstanding		200,000
Repayments of notes payable, principal portion		200,000
Repayments of notes payable, accrued interest portion		9,367
Common stock issued for conversion of note, shares issued	50,079
Common stock issued for conversion of note, amount converted	$ 220,349
Notes Payable
Interest expense related to notes payable	$ 34,515	$ 59,901